Private Placement (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 10.00
Aggregate purchase price		$ 8,975,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants outstanding	5,433,333	5,983,333
Price of warrants	$ 1.50	$ 1.50
Aggregate purchase price	$ 8,150,000	$ 8,975,000